Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Fair Value of Identifiable Assets and Assumed Liabilities	The fair value of the identifiable assets acquired and liabilities assumed was as follows:
	Fair value recognized at acquisition date	Measurement period adjustments	Fair value recognized as a result of acquisition
Property, plant and equipment	1	—	1
Technologies & licenses	108	—	108
Technologies in progress	10	—	10
Other intangible assets	2	—	2
Deferred tax assets	5	—	5
Deferred tax liabilities	(18)	—	(18)
Net working capital	(4)	(1)	(5)
Goodwill(1)	135	1	136
Total net assets at fair value	239	—	239
Purchase consideration	239	—	239

(1)	The items that generated goodwill are workforce, synergies, future products and access to new markets. The goodwill is allocated to the ADG and MDG reportable segments as described in Note 8.